Note 26 - Operating Lease Commitments (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of maturity analysis of operating lease payments [text block]
(US dollars in thousands)	201 9	2018	2017
Property
Payable in less than one year	442	312	15
Payable between one and five years	222	-	159
Total	664	312	174
Motor vehicles
Payable in less than one year	149	-	-
Payable between one and five years	547	-	-
Total	696	-	-
Other equipment			-
Payable in less than one year	8	16	-
Payable between one and five years	16	5	-
Total	24	21	-